Related party transactions (Details 1) - SEK (kr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Short-term employee benefits	kr 41,200	kr 39,981
Share-based compensation	2,427
Post-employment benefits	1,049	2,645
Total	kr 44,676	kr 42,626